Capital Acquisitions and Dispositions (Tables)	12 Months Ended
Dec. 31, 2023
Business Combinations And Dispositions [Abstract]
Schedule of Capital Acquisitions and Dispositions
The following table summarizes the Company's capital acquisitions and dispositions:

($ millions)	Hammerhead Acquisition (1) (2)	Kaybob Duvernay Acquisition	Alberta Montney Acquisition	North Dakota Disposition (3) (4)	Other minor dispositions, net
Cash	(1,544.0)	(370.4)	(1,700.4)	504.6	17.3
Common shares	(493.0)	—	—	—	—
Deferred consideration receivable	—	—	—	81.2	—
Consideration (paid) received	(2,037.0)	(370.4)	(1,700.4)	585.8	17.3

Working capital	(116.7)	—	—	9.1	—
Derivative asset	12.3	—	—	—	—
Other long-term assets	—	—	0.1	—	—
Exploration and evaluation	354.8	52.1	108.3	(1.8)	(0.1)
Property, plant and equipment	2,406.6	323.7	1,616.6	(635.2)	(20.8)
Right-of-use asset	4.3	—	—	(1.0)	—
Goodwill	72.6	—	—	—	(0.6)
Long-term debt	(363.8)	—	—	—	—
Decommissioning liability	(9.9)	(5.4)	(24.6)	13.7	4.3
Derivative liability	(0.3)	—	—	19.0	—
Lease liability	(4.3)	—	—	1.1	—
Deferred income tax liability	(318.6)	—	—	—	—
Fair value of net assets acquired (Carrying value of net assets disposed)	2,037.0	370.4	1,700.4	(595.1)	(17.2)

Gain (loss) on capital dispositions	—	—	—	(9.3)	0.1
(1)Total net assets acquired excludes $696.6 million of commitments relating to transportation, $156.7 million related to gas processing and $4.8 million related to operating.
(2)Working capital includes $115.4 million of accounts receivable, $7.6 million of prepaids and deposits, and $239.7 million of accounts payable and accrued liabilities.
(3)Working capital includes $9.1 million of accounts payable and accrued liabilities.
(4)See Note 5 - "Other Current Assets" for additional information on deferred consideration receivable.

Assets Held for Sale

($ millions)	2023	2022
Assets held for sale - PP&E	247.1	148.4
Liabilities held for sale - Decommissioning liability	(132.4)	(28.4)